Revenue from Contracts with Customers	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Applied Digital Cloud Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Revenue from Contracts with Customers

4.	Revenue from Contracts with Customers

Below is a summary of the Company’s revenue concentration by major customer for the three and nine months ended February 28, 2026 and February 28, 2025, respectively.

	Three Months Ended		Nine Months Ended
	February 28, 2026	February 28, 2025	February 28, 2026	February 28, 2025
Customer A	100%	100%	100%	73%
Customer B	—%	—%	—%	27%

Deferred Revenue

Changes in the Company’s deferred revenue balances for the nine months ended February 28, 2026 and February 28, 2025, respectively, are shown in the following table (in thousands):

	Nine Months Ended
	February 28, 2026	February 28, 2025
Balance, beginning of period	$3,594	$31,178
Advance billings	49,765	54,030
Revenue recognized	(53,207)	(71,313)
Other adjustments	—	(9,643)
Balance, end of period	$152	$4,252

4.	Revenue from Contracts with Customers

Below is a summary of the Company’s revenue concentration by major customer for the fiscal years ended May 31, 2025 and May 31, 2024:

	May 31, 2025	May 31, 2024
Customer A	77%	29%
Customer B	23%	71%

Deferred Revenue

Changes in the Company’s deferred revenue balances for the fiscal years ended May 31, 2025 and May 31, 2024, respectively, are shown in the following table (in thousands):

	May 31, 2025	May 31, 2024
Balance, beginning of period	$31,178	$—
Advance billings	66,435	60,135
Revenue recognized	(84,376)	(28,957)
Other adjustments(1)	(9,643)	—
Balance, end of period	$3,594	$31,178

(1)	This adjustment represents deferred revenue associated with a contract that was cancelled during the 2024 fiscal year and repaid during the 2025 fiscal year.